Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 46,471	$ 14,544	$ 8,491
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,849	3,278	1,330
Other comprehensive income	2,849	3,278	1,330
Comprehensive income	49,320	17,822	9,821
Add: Comprehensive loss attributable to noncontrolling interest	277	1,027	12
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd	49,597	18,849	9,833
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	46,746	15,603	8,508
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,851	3,246	1,325
Other comprehensive income	2,851	3,246	1,325
Comprehensive income	49,597	18,849	9,833
Add: Comprehensive loss attributable to noncontrolling interest	0	0	0
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd	$ 49,597	$ 18,849	$ 9,833